Other Income	12 Months Ended
Dec. 31, 2024
Other Income [Abstract]
Other income

19. Other income

	For the year ended December 31,
	2023	2024
	MYR	MYR	USD
Interest income	1,544	316	71
Foreign exchange loss	(9,591)	(121,774)	(27,246)
Other income	42,140	294,751	65,947
Total other income	34,093	173,293	38,772